UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Putnam Equity Income Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	27.82%
Consumer, Non-cyclical	17.89
Industrial	10.05
Communications	9.87
Technology	9.26
Energy	8.60
Utilities	4.25
Consumer, Cyclical	3.90
Basic Materials	2.54
Short Term Investments	5.82
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,068.60	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.76
Investor Class
Actual	$1,000.00	$1,066.90	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.51
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.58%
38,200	Air Products & Chemicals Inc	$ 5,464,892
9,480	ArcelorMittal (a)(b)	215,480
101,064	Dow Chemical Co	6,374,107
50,321	EI du Pont de Nemours & Co	4,061,408
		16,115,887
Communications — 9.95%
11,429	Alphabet Inc Class C(a)	10,385,875
321,100	AT&T Inc	12,115,103
67,200	CBS Corp Class B	4,286,016
71,500	CenturyLink Inc(b)	1,707,420
14,403	Charter Communications Inc Class A(a)	4,851,651
170,150	Cisco Systems Inc	5,325,695
369,700	Comcast Corp Class A	14,388,724
122,856	Verizon Communications Inc	5,486,749
127,381	Vodafone Group PLC Sponsored ADR(b)	3,659,656
		62,206,889
Consumer, Cyclical — 3.96%
63,200	Delphi Automotive PLC	5,539,480
135,900	General Motors Co	4,746,987
71,138	Hilton Worldwide Holdings Inc	4,399,885
115,700	PulteGroup Inc	2,838,121
116,400	Southwest Airlines Co	7,233,096
		24,757,569
Consumer, Non-Cyclical — 18.17%
96,800	Altria Group Inc	7,208,696
215,300	AstraZeneca PLC Sponsored ADR(b)	7,339,577
47,184	Becton Dickinson & Co	9,206,070
48,100	Cigna Corp	8,051,459
162,204	Coty Inc Class A	3,042,947
53,400	Danaher Corp	4,506,426
63,300	Dr Pepper Snapple Group Inc	5,767,263
68,500	Edgewell Personal Care Co(a)	5,207,370
174,900	Eli Lilly & Co	14,394,270
115,430	Johnson & Johnson	15,270,235
63,500	Kraft Foods Group Inc	5,438,140
107,200	Merck & Co Inc	6,870,448
50,300	PepsiCo Inc	5,809,147
148,128	Pfizer Inc	4,975,620
88,850	Philip Morris International Inc	10,435,432
		113,523,100
Energy — 8.74%
94,812	Anadarko Petroleum Corp	4,298,776
67,800	Cheniere Energy Inc(a)	3,302,538
183,000	ConocoPhillips	8,044,680
56,800	EOG Resources Inc	5,141,536
154,600	Exxon Mobil Corp	12,480,858
106,000	Halliburton Co	4,527,260
586,667	Marathon Oil Corp	6,952,004
Shares		Fair Value
Energy — (continued)
79,358	Total SA(c)	$ 3,932,205
87,800	Valero Energy Corp	5,922,988
		54,602,845
Financial — 27.05%
125,400	American International Group Inc	7,840,008
27,400	American Tower Corp REIT	3,625,568
166,600	Assured Guaranty Ltd	6,953,884
661,500	Bank of America Corp	16,047,990
32,600	Berkshire Hathaway Inc Class B(a)	5,521,462
37,600	Boston Properties Inc REIT	4,625,552
57,100	Capital One Financial Corp	4,717,602
217,800	Charles Schwab Corp	9,356,688
35,900	Chubb Ltd	5,219,142
271,153	Citigroup Inc	18,134,713
70,800	Equity LifeStyle Properties Inc REIT	6,112,872
18,600	Federal Realty Investment Trust REIT	2,350,854
82,400	Gaming & Leisure Properties Inc REIT	3,104,008
21,200	Goldman Sachs Group Inc	4,704,280
101,700	Hartford Financial Services Group Inc	5,346,369
73,100	Invesco Ltd	2,572,389
203,200	JPMorgan Chase & Co	18,572,480
218,500	KeyCorp	4,094,690
253,500	KKR & Co LP	4,715,100
484,083	MFA Financial Inc REIT	4,061,456
91,172	Oportun Financial Corp(a)(c)	257,242
267,839	Radian Group Inc	4,379,168
428,200	Regions Financial Corp	6,268,848
78,520	State Street Corp	7,045,599
241,710	Wells Fargo & Co	13,393,151
		169,021,115
Industrial — 9.78%
103,600	Agilent Technologies Inc	6,144,516
103,200	Ball Corp	4,356,072
26,650	Fortive Corp	1,688,278
153,100	General Electric Co	4,135,231
25,000	Honeywell International Inc	3,332,250
127,247	Johnson Controls International PLC	5,517,430
77,510	Northrop Grumman Corp	19,897,592
33,200	Raytheon Co	5,361,136
103,700	Sealed Air Corp	4,641,612
55,500	Union Pacific Corp	6,044,505
		61,118,622
Technology — 9.41%
70,000	Apple Inc	10,081,400
66,800	DXC Technology Co	5,124,896
55,800	Fidelity National Information Services Inc	4,765,320
191,700	Intel Corp	6,467,958

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Technology — (continued)
289,400	Microsoft Corp	$19,948,342
58,711	NXP Semiconductors NV(a)	6,425,919
77,800	Texas Instruments Inc	5,985,154
		58,798,989
Utilities — 4.32%
54,800	American Electric Power Co Inc	3,806,956
200,738	Calpine Corp(a)	2,715,985
64,000	Edison International	5,004,160
117,100	Exelon Corp	4,223,797
33,600	NextEra Energy Inc	4,708,368
155,100	NRG Energy Inc	2,670,822
57,900	PG&E Corp	3,842,823
		26,972,911
TOTAL COMMON STOCK — 93.96% (Cost $450,954,989)		$587,117,927
CONVERTIBLE PREFERRED STOCK
Financial — 1.21%
11,777	American Tower Corp, 5.50%	1,419,865
28,267	Mandatory Exchangeable Trust, 5.75%(d)	4,619,110
249	Oportun Financial Corp Series A-1, 0.00%(a)(c)	703
4,308	Oportun Financial Corp Series B-1, 0.00%(a)(c)	13,434
6,261	Oportun Financial Corp Series C-1, 0.00%(a)(c)	31,550
9,082	Oportun Financial Corp Series D-1, 0.00%(a)(c)	45,765
4,722	Oportun Financial Corp Series E-1, 0.00%(a)(c)	25,664
10,190	Oportun Financial Corp Series F, 0.00%(a)(c)	77,477
77,015	Oportun Financial Corp Series F-1, 0.00%(a)(c)	217,298
97,385	Oportun Financial Corp Series G-1, 0.00%(a)(c)	274,772
300,220	Oportun Financial Corp Series H, 0.08%(a)(c)	846,260
TOTAL CONVERTIBLE PREFERRED STOCK — 1.21% (Cost $5,471,767)		$ 7,571,898
PREFERRED STOCK
Communications — 0.07%
15,648	Frontier Communications Corp	451,836
Industrial — 0.43%
74,989	Arconic Inc	2,683,856
TOTAL PREFERRED STOCK — 0.50% (Cost $5,165,091)		$ 3,135,692
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 4.23%
$26,400,000	Federal Home Loan Mortgage Corp 0.96%, 07/03/2017	$ 26,398,607
Repurchase Agreements — 1.68%
2,042,376	Undivided interest of 18.55% in a repurchase agreement (principal amount/value $11,018,069 with a maturity value of $11,019,097) with Scotia Capital (USA) Inc, 1.12%, dated 6/30/17 to be repurchased at $2,042,376 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.58%, 7/31/21 - 9/9/49, with a value of $11,214,505.(e)	2,042,376
538,646	Undivided interest of 2.08% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $538,646 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(e)	538,646
2,497,979	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $2,497,979 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(e)	2,497,979

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,497,979	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $2,497,979 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(e)	$ 2,497,979
442,521	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $442,521 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(e)	442,521
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,497,979	Undivided interest of 2.13% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $2,497,979 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(e)	$ 2,497,979
		10,517,480
SHORT TERM INVESTMENTS — 5.91% (Cost $36,916,087)		$ 36,916,087
TOTAL INVESTMENTS — 101.58% (Cost $498,507,934)		$634,741,604
OTHER ASSETS & LIABILITIES, NET — (1.58)%		$ (9,856,870)
TOTAL NET ASSETS — 100.00%		$624,884,734

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Security is fair valued under procedures adopted by the Board of Directors.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $2,745,652 and $4,619,110, respectively, representing 0.74% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CIT	USD	3,467,592	EUR	3,074,900	September 2017	$(59,613)
CIT	USD	16,135,793	GBP	12,510,500	September 2017	(200,509)
GS	EUR	5,831,100	USD	6,535,304	September 2017	153,527
GS	USD	6,438,370	EUR	5,762,400	September 2017	(171,656)
					Net Depreciation	$(278,251)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
GS	Goldman Sachs
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West Putnam Equity Income Fund
ASSETS:
Investments in securities, fair value (including $10,253,077 of securities on loan)(a)	$624,224,124
Repurchase agreements, fair value(b)	10,517,480
Cash	387,162
Cash denominated in foreign currencies, fair value(c)	313,176
Dividends receivable	1,063,172
Subscriptions receivable	205,252
Unrealized appreciation on forward foreign currency contracts	153,527
Total Assets	636,863,893
LIABILITIES:
Payable for director fees	789
Payable for other accrued fees	17,394
Payable for shareholder services fees	11,288
Payable to investment adviser	384,845
Payable upon return of securities loaned	10,517,480
Redemptions payable	615,585
Unrealized depreciation on forward foreign currency contracts	431,778
Total Liabilities	11,979,159
NET ASSETS	$624,884,734
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,173,879
Paid-in capital in excess of par	470,030,138
Net unrealized appreciation	135,969,216
Undistributed net investment income	1,361,859
Accumulated net realized gain	11,349,642
NET ASSETS	$624,884,734
NET ASSETS BY CLASS
Investor Class	$39,338,191
Institutional Class	$585,546,543
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	2,683,881
Institutional Class	59,054,906
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.66
Institutional Class	$9.92
(a) Cost of investments	$487,990,454
(b) Cost of repurchase agreements	$10,517,480
(c) Cost of cash denominated in foreign currencies	$299,379
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West Putnam Equity Income Fund
INVESTMENT INCOME:
Interest	$100,710
Income from securities lending	12,159
Dividends	6,943,207
Foreign withholding tax	(15,548)
Total Income	7,040,528
EXPENSES:
Management fees	2,227,218
Shareholder services fees – Investor Class	66,218
Audit and tax fees	7,660
Custodian fees	2,502
Director's fees	789
Legal fees	646
Pricing fees	362
Registration fees	4,775
Shareholder report fees	1,654
Transfer agent fees	1,350
Other fees	81
Total Expenses	2,313,255
Less amount waived by investment adviser	11,181
Net Expenses	2,302,074
NET INVESTMENT INCOME	4,738,454
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	1,251,653
Net realized loss on forward foreign currency contracts	(706,607)
Net Realized Gain	545,046
Net change in unrealized appreciation on investments and foreign currency translations	34,334,141
Net change in unrealized depreciation on forward foreign currency contracts	(278,251)
Net Change in Unrealized Appreciation	34,055,890
Net Realized and Unrealized Gain	34,600,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,339,390
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Putnam Equity Income Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$4,738,454	$9,884,691
Net realized gain	545,046	26,205,909
Net change in unrealized appreciation	34,055,890	36,909,668
Net Increase in Net Assets Resulting from Operations	39,339,390	73,000,268
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(85,581)	(162,041)
Institutional Class	(4,155,525)	(8,793,719)
From net investment income	(4,241,106)	(8,955,760)
From net realized gains
Investor Class	-	(847,587)
Institutional Class	-	(16,421,124)
From net realized gains	0	(17,268,711)
Total Distributions	(4,241,106)	(26,224,471)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,916,661	9,610,305
Institutional Class	55,579,706	89,561,753
Shares issued in reinvestment of distributions
Investor Class	85,581	1,009,628
Institutional Class	4,155,525	25,214,843
Shares redeemed
Investor Class	(6,174,209)	(27,546,103)
Institutional Class	(36,022,313)	(111,849,005)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	22,540,951	(13,998,579)
Total Increase in Net Assets	57,639,235	32,777,218
NET ASSETS:
Beginning of Period	567,245,499	534,468,281
End of Period(a)	$624,884,734	$567,245,499
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	341,184	766,765
Institutional Class	5,700,375	10,286,368
Shares issued in reinvestment of distributions
Investor Class	5,834	74,690
Institutional Class	418,903	2,737,686
Shares redeemed
Investor Class	(434,014)	(2,149,380)
Institutional Class	(3,667,311)	(12,397,755)
Net Increase (Decrease)	2,364,971	(681,626)
(a) Including undistributed net investment income:	$1,361,859	$864,511
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.77	0.09	0.83	0.92	-	(0.03)	-	(0.03)	$14.66	6.69% (d)
12/31/2016	$12.48	0.19	1.44	1.63	-	(0.04)	(0.30)	(0.34)	$13.77	13.13%
12/31/2015	$13.95	0.14	(0.63)	(0.49)	-	(0.20)	(0.78)	(0.98)	$12.48	(3.53%)
12/31/2014	$13.93	0.18	1.55	1.73	-	(0.35)	(1.36)	(1.71)	$13.95	12.36%
12/31/2013	$11.34	0.21	3.36	3.57	-	(0.27)	(0.71)	(0.98)	$13.93	31.64%
12/31/2012	$ 9.72	0.21	1.61	1.82	(0.00) (e)	(0.20)	-	(0.20)	$11.34	18.88%
Institutional Class
06/30/2017(Unaudited)	$ 9.35	0.08	0.56	0.64	-	(0.07)	-	(0.07)	$ 9.92	6.86% (d)
12/31/2016	$ 8.64	0.16	1.01	1.17	-	(0.16)	(0.30)	(0.46)	$ 9.35	13.60%
12/31/2015 (f)	$10.00	0.12	(0.60)	(0.48)	-	(0.21)	(0.67)	(0.88)	$ 8.64	(4.78%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 39,338	1.12% (h)	1.10% (h)	1.26% (h)	12% (d)
12/31/2016	$ 38,163	1.10%	1.10%	1.47%	25%
12/31/2015	$ 50,893	1.10%	1.10%	1.00%	28%
12/31/2014	$544,642	1.10%	1.10%	1.25%	36%
12/31/2013	$518,287	1.10%	1.10%	1.57%	39%
12/31/2012	$368,406	1.10%	1.10%	1.93%	56%
Institutional Class
06/30/2017 (Unaudited)	$585,547	0.75% (h)	0.75% (h)	1.61% (h)	12% (d)
12/31/2016	$529,082	0.75%	0.75%	1.81%	25%
12/31/2015 (f)	$483,576	0.75% (h)	0.75% (h)	1.91% (h)	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST PUTNAM EQUITY INCOME FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2017

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 582,928,480	$ 3,932,205	$ 257,242	$ 587,117,927
Convertible Preferred Stock	—	6,038,975	1,532,923	7,571,898
Preferred Stock	—	3,135,692	—	3,135,692
Short Term Investments	—	36,916,087	—	36,916,087
Total investments, at fair value:	582,928,480	50,022,959	1,790,165	634,741,604
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	153,527	—	153,527
Total Assets	$ 582,928,480	$ 50,176,486	$ 1,790,165	$ 634,895,131
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (431,778)	$ —	$ (431,778)
Total Liabilities	$ 0	$ (431,778)	$ 0	$ (431,778)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2017

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$499,936,952
Gross unrealized appreciation on investments	154,927,530
Gross unrealized depreciation on investments	(20,122,878)
Net unrealized appreciation on investments	$134,804,652
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Semi-Annual Report - June 30, 2017

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $11,481,566 in forward contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$153,527	Unrealized depreciation on forward foreign currency contracts	$(431,778)
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(706,607)	Net change in unrealized depreciation on forward foreign currency contracts	$(278,251)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$153,527	$(153,527)	$—	$—	$ —
Derivative Liabilities (forward contracts)	$431,778	$(153,527)	$—	$—	$278,521
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.74% of the Fund’s average daily net assets up to $1 billion dollars, 0.69% of the Fund’s average daily net assets over $1 billion dollars and 0.64% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.75% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West

Semi-Annual Report - June 30, 2017

Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $81,291,263 and $71,456,456, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $10,253,077 and received collateral as reported on the Statement of Assets and Liabilities of $10,517,480 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Putnam Equity Income Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”),1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark for the one-, three- and five-year periods ended December 31, 2016, the Fund was in the third, second and first quartiles, respectively, of its peer group for the one-, three- and five-year periods ended December 31, 2016 (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fees and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was the same as the median and lower than the average of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the average and median expense ratio of its peer group and peer universe of funds, and in the first quartile of its peer group of funds (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the Board had considered that any fees charged to other accounts managed by the Sub-Adviser were competitive with the fee charged to GWCM for the Fund, such information regarding the Sub-Adviser was not necessary to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM and the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Fund’s brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017